Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Basic and Diluted Net Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Basic and Diluted Net Loss Per Share [Abstract]
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$ (181,331,324)	$ (52,539,682)	$ (68,801,252)
Weighted average ordinary stock outstanding - basic	2,223,447	1,765,374	1,395,447
Weighted average ordinary stock outstanding - diluted	2,223,447	1,765,374	1,395,447
Net loss per ordinary share attributable to owners of the Company - basic	$ (81.55)	$ (29.76)	$ (49.3)
Net loss per ordinary share attributable to owners of the Company - diluted	$ (81.55)	$ (29.76)	$ (49.3)